OTHER EXPENSES - (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
OTHER EXPENSES
Employee Expense Included in Administrative Expenses	$ 16.6	$ 12.2	$ 50.9	$ 44.7
Employee Expense Included in Selling and Marketing Expenses	$ 9.7	$ 8.0	$ 29.5	$ 23.2